SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Disclosure of operating segments

For the Years Ended December 31,	Wassa	Prestea	Other	Corporate	Total
2017
Revenue	$167,376	$148,121	$—	$—	$315,497
Mine operating expenses	115,625	81,753	—	—	197,378
Severance charges	6,316	2,916	—	—	9,232
Operating costs from/(to) metal inventory	5,080	(4,913)	—	—	167
Inventory net realizable value adjustment	2,410	—	—	—	2,410
Royalties	8,652	8,643	—	—	17,295
Cost of sales excluding depreciation and amortization	138,083	88,399	—	—	226,482
Depreciation and amortization	20,052	11,740	—	—	31,792
Mine operating margin	9,241	47,982	—	—	57,223
Income tax recovery	(12,944)	—	—	—	(12,944)
Net income attributable to non-controlling interest	1,693	495	—	—	2,188
Net income/(loss) attributable to Golden Star	$17,644	$50,050	$(3,701)	$(25,222)	$38,771

Capital expenditures	$21,583	$48,055	$—	$—	$69,638

2016
Revenue	$112,341	$108,949	$—	$—	$221,290
Mine operating expenses	92,938	73,046	—	—	165,984
Severance charges	113	(184)	—	—	(71)
Operating costs to metal inventory	(5,149)	(1,420)	—	—	(6,569)
Inventory net realizable value adjustment	1,190	—	—	—	1,190
Royalties	6,483	5,599	—	—	12,082
Cost of sales excluding depreciation and amortization	95,575	77,041	—	—	172,616
Depreciation and amortization	15,094	6,066	—	—	21,160
Mine operating margin	1,672	25,842	—	—	27,514
Net loss attributable to non-controlling interest	(587)	(1,529)	—	—	(2,116)
Net income/(loss) attributable to Golden Star	$603	$28,687	$(6,096)	$(62,841)	$(39,647)

Capital expenditures	$41,805	$42,413	$88	$50	$84,356
Segmented Assets
The following table presents the segmented assets:

	Wassa	Prestea	Other	Corporate	Total
December 31, 2017
Total assets	$195,180	$158,715	$4,257	$2,237	$360,389

December 31, 2016
Total assets	$175,738	$109,691	$8,786	$4,635	$298,850